UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: __09/30/06____

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: _______ CIBC World Markets Corp.____________
Address: _____425 Lexington Avenue, Third Floor______
         _____New York, NY 10017 _________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Jeffrey Thibeault_____________________
Title: ___Chief Compliance Officer______________
Phone: ___212-667-8352__________________________

Signature, Place, and Date of Signing:


___Jeffrey Thibeault________    ___New York, NY__       __10/11/06__
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______0_______

Form 13F Information Table Entry Total: ___69____

Form 13F Information Table Value Total: ___198,152___
                                          (thousands)


Information for which we are requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number   	Name


PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE SEP06
(COLUMN 1)               (COLUMN 2) (COLUMN 3)  (COLUMN 4) (COLUMN 5)           (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE               FAIR MKT SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                   VALUE PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO      (X$1000)    AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

NOBLE CORPORATION             SHS  G65422100        1,284    20,000 CALL    20,000        0        0        20,000        0        0
ALTRIA GROUP INC              COM  02209S103        1,232    16,100 CALL    16,100        0        0        16,100        0        0
APACHE CORP                   COM  037411105          948    15,000 CALL    15,000        0        0        15,000        0        0
ARMOR HOLDINGS INC            NOTE 042260AC3        1,322  1070,000       1070,000        0        0      1070,000        0        0
BOSTON PPTYS LTD PARTNERSHIP  NOTE 10112RAG9        2,693  2500,000       2500,000        0        0      2500,000        0        0
BRINKS CO                     COM  109696104          265     5,000          5,000        0        0         5,000        0        0
BRINKS CO                     COM  109696104          265     5,000 PUT      5,000        0        0         5,000        0        0
BRISTOL MYERS SQUIBB CO       COM  110122108        2,016    80,900 CALL    80,900        0        0        80,900        0        0
BUILDING MATLS HLDG CORP      COM  120113105          260    10,000 CALL    10,000        0        0        10,000        0        0
CARNIVAL CORP                 DBCV 143658AV4          233   336,000        336,000        0        0       336,000        0        0
CHAPARRAL STL CO DEL          COM  159423102          511    15,000         15,000        0        0        15,000        0        0
CHEESECAKE FACTORY INC        COM  163072101          969    35,631         35,631        0        0        35,631        0        0
CHESAPEAKE ENERGY CORP        COM  165167107        2,214    76,400         76,400        0        0        76,400        0        0
CHESAPEAKE ENERGY CORP        COM  165167107        2,214    76,400 PUT     76,400        0        0        76,400        0        0
CHICAGO MERCANTILE HLDGS INC  CL A 167760107        7,174    15,000         15,000        0        0        15,000        0        0
CONMED CORP                   NOTE 207410AD3        1,205  1390,000       1390,000        0        0      1390,000        0        0
CONNETICS CORP                NOTE 208192AB0        2,346  2489,000       2489,000        0        0      2489,000        0        0
CONNETICS CORP                NOTE 208192AD6        1,015  1201,000       1201,000        0        0      1201,000        0        0
CONOR MEDSYSTEMS INC          COM  208264101          825    35,000 CALL    35,000        0        0        35,000        0        0
DIAMONDS TR                   UNIT 252787106        7,004    60,000         60,000        0        0        60,000        0        0
EQUITY RESIDENTIAL            SH B 29476L107        1,805    35,700         35,700        0        0        35,700        0        0
ESSEX PORTFOLIO L P           NOTE 29717PAB3        2,483  2000,000       2000,000        0        0      2000,000        0        0
EURONET WORLDWIDE INC         DBCV 298736AD1        1,968  1987,000       1987,000        0        0      1987,000        0        0
FIRST HORIZON PHARMACEUTICAL  NOTE 32051KAC0        5,190  5155,000       5155,000        0        0      5155,000        0        0
GOLDCORP INC NEW              COM  380956409          413    17,500         17,500        0        0        17,500        0        0
HCA INC                       COM  404119109        6,775   135,800 PUT    135,800        0        0       135,800        0        0
HALLIBURTON CO                NOTE 406216AM3          587   374,000        374,000        0        0       374,000        0        0
HYPERCOM CORP                 COM  44913M105          248    36,549         36,549        0        0        36,549        0        0
ISHARES INC                   MSCI 464286665        3,329    30,000         30,000        0        0        30,000        0        0
ISHARES TR                    DJ U 464287713          692    25,000 PUT     25,000        0        0        25,000        0        0
KELLWOOD CO                   DBCV 488044AF5        1,752  1950,000       1950,000        0        0      1950,000        0        0
KINDER MORGAN INC KANS        COM  49455P101          231     2,200          2,200        0        0         2,200        0        0
KINDER MORGAN INC KANS        COM  49455P101        1,258    12,000 CALL    12,000        0        0        12,000        0        0
KINDER MORGAN INC KANS        COM  49455P101        1,520    14,500 PUT     14,500        0        0        14,500        0        0
L-3 COMMUNICATIONS HLDGS INC  COM  502424104        1,567    20,000 CALL    20,000        0        0        20,000        0        0
LABORATORY CORP AMER HLDGS    COM  50540R409          786    12,000         12,000        0        0        12,000        0        0
LEAR CORP                     COM  521865105           19       900            900        0        0           900        0        0
LEAR CORP                     COM  521865105          207    10,000 PUT     10,000        0        0        10,000        0        0
LEHMAN BROS HLDGS INC         COM  524908100        5,244    71,000         71,000        0        0        71,000        0        0
LEHMAN BROS HLDGS INC         COM  524908100          739    10,000 CALL    10,000        0        0        10,000        0        0
LIFECELL CORP                 COM  531927101          644    20,000 PUT     20,000        0        0        20,000        0        0
MBIA INC                      COM  55262C100        1,229    20,000         20,000        0        0        20,000        0        0
MBIA INC                      COM  55262C100        1,229    20,000 PUT     20,000        0        0        20,000        0        0
MIDCAP SPDR TR                UNIT 595635103       68,950   500,000        500,000        0        0       500,000        0        0
NASDAQ STOCK MARKET INC       COM  631103108       10,902   360,526        360,526        0        0       360,526        0        0
NEW PLAN EXCEL RLTY TR INC    COM  648053106          722    26,700         26,700        0        0        26,700        0        0
NOVATEL WIRELESS INC          COM  66987M604          390    40,485         40,485        0        0        40,485        0        0
PALOMAR MED TECHNOLOGIES INC  COM  697529303        2,110    50,000 PUT     50,000        0        0        50,000        0        0
PUBLIC SVC ENTERPRISE GROUP   COM  744573106          918    15,000 CALL    15,000        0        0        15,000        0        0
QLT INC                       NOTE 746927AB8        2,953  3150,000       3150,000        0        0      3150,000        0        0
RYERSON INC                   COM  78375P107        1,292    59,026         59,026        0        0        59,026        0        0
           PAGE TOTAL              51             164,147
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE SEP06
(COLUMN 1)               (COLUMN 2) (COLUMN 3)  (COLUMN 4) (COLUMN 5)           (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE               FAIR MKT SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                   VALUE PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO      (X$1000)    AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

SLM CORP                      COM  78442P106          780    15,000 CALL    15,000        0        0        15,000        0        0
SPDR TR                       UNIT 78462F103        1,336    10,000 PUT     10,000        0        0        10,000        0        0
SEACOR HOLDINGS INC           DBCV 811904AJ0          288   230,000        230,000        0        0       230,000        0        0
SEATTLE GENETICS INC          COM  812578102        9,155  1883,700       1883,700        0        0      1883,700        0        0
SEPRACOR INC                  SDCV 817315AL8        1,086  1090,000       1090,000        0        0      1090,000        0        0
SMITHFIELD FOODS INC          COM  832248108           65     2,400          2,400        0        0         2,400        0        0
SMITHFIELD FOODS INC          COM  832248108          376    13,900 PUT     13,900        0        0        13,900        0        0
STONE ENERGY CORP             COM  861642106        2,627    64,900 CALL    64,900        0        0        64,900        0        0
SUPERVALU INC                 COM  868536103          890    30,000 CALL    30,000        0        0        30,000        0        0
SYMMETRICOM INC               COM  871543104          425    52,800         52,800        0        0        52,800        0        0
TIME WARNER INC               COM  887317105          364    20,000         20,000        0        0        20,000        0        0
UNITED AUTO GROUP INC         NOTE 909440AH2        4,269  3688,000       3688,000        0        0      3688,000        0        0
UNITED STATES STL CORP NEW    COM  912909108          525     9,100          9,100        0        0         9,100        0        0
UNITED STATES STL CORP NEW    COM  912909108          525     9,100 PUT      9,100        0        0         9,100        0        0
VERIZON COMMUNICATIONS        COM  92343V104        4,084   110,000        110,000        0        0       110,000        0        0
VERIZON COMMUNICATIONS        COM  92343V104        4,084   110,000 PUT    110,000        0        0       110,000        0        0
WASHINGTON REAL ESTATE INVT   NOTE 939653AJ0        2,162  2150,000       2150,000        0        0      2150,000        0        0
WEINGARTEN RLTY INVS          SH B 948741103          964    22,400         22,400        0        0        22,400        0        0
           PAGE TOTAL              18              34,005
          GRAND TOTAL              69             198,152